Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com


Telephone: 202/387-5400              Fax:  949/673-4525

                    January 30, 2013

Pamela A. Long
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Sidegate Acquisition Corporation
		File No. File No. 0-54829

Dear Ms. Long:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of November 6, 2012, is Amendment No. 1 to the Sidegate Acquisition
Corporation Form 10-12G.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

General

    1.  The Staff's comment is noted.

Facing Page

    2.  IRS Employer Identification number has been added.

Business

    3. The disclosure has been added and appears in the first paragraph.

    4.   The disclosure has been modified and appears on page
         1 of the registration statement.


    5.   The disclosure has been modified and appears on page
         1 of the registration statement.

Risk Factors

    6. The document is prepared in Edgar ASCII format which limits the choices in formatting. We have indented the risk factors and not indented the headings to provide clear distinction between the two.

    7. The risk factors headings have been rewritten to clearly state the risk, particularly risk factors number two, four, seven, eleven, twelve and thirteen and appear beginning on page 7.

    8. The noted risk factor has been split and an additional risk added which appears on page 11.

There is no Assurance that Sidegate will ever be profitable

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_______________________________________________

    9.  The disclosure has been amended and appears on page 12.

Plan of Operation
General Business Plan

    10.  The disclosure has been amended and appeaers on page 14.

    11. The requested disclosure has been added and appears on page 14.

    12. The requested disclosure has been added and appears on page 14.

    13. The requested disclosure has been added and appears on page 14.

    14. The requested disclosure has been added and appears on page 15.

Terms of a Business Combination

    15. The requested disclosure has been added and appears on page 16.

Security Ownership of Certain BEneficial Owners and Management

    16. The requested disclosure has been amended and appears on page 18.

Recent Blank Check Companies

    17. The disclosure has been amended to add the specific business combination transaction and the identity of the private company. Many of the companies have not effected a business combination. The value of the consideration given to Tiber Creek in assisting a client to become a public company is confidentially negotiated with each client of Tiber
          Creek and Tiber Creek believes that the charges for its services to independent clients do not impact on the disclosure required by the Registrant.

Conflicts of Interest

     18. The blank check companies with which management (including the directors) is involved are identical except for the name. As and when created, no one blank check company offers management any more favorable terms. After Tiber Creek engages a private company that wishes to become a public company and then the decision is made to utilize a blank check company as part of that process, the client will choose one of the blank check companies, based solely upon the name as all other terms are identical. Thus no conflict of interest arises for management between any of the blank check companies.

                                2
_______________________________________________

     19. The typographical errors in the noted disclosure have been corrected and appear on page 26.

     20. The disclosure has been updated and as a result the noted paragraph is no longer applicable and has been deleted and no longer appears on page 26.

     21. As discussed in Comment No. 18, management does not feel any conflict of interest arises with the blank check companies. The errant incomplete sentence was inadvertantly not deleted and such typographical error has been corrected on page 26.

      22.  The disclosure has been corrected and appears on page 29.


                         Sincerely,



                         /s/ Lee W. Cassidy




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